General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 – GENERAL

A.	Xylo Technologies Ltd. (the “Company” or “Xylo Technologies”) was incorporated under the laws of the State of Israel on December 9, 1999. The Company’s registered office and principal place of business is located in Israel. The address of its registered office is Hanehoshet 10, Tel-Aviv POB 6971072, Israel.

On April 1, 2024, the Company changed its name from Medigus Ltd. to Xylo Technologies Ltd.

The Company, together with its subsidiaries and associates, operate in the technology sector, focusing primarily on internet related activities, including ad tech and e-commerce, as well as on electronics, including the development of safety systems for commercial drones and electric vehicle wireless charging solutions.

Additionally, through its corporate, the Company is engaged in the licensing of intellectual property relating to its legacy product, the Medigus Ultrasonic Surgical Endostapler (“MUSE”), to Golden Grand Medical Instruments Ltd., a China based medical services provider, and in the investment of its excess cash resources, primarily in equity securities.

“Group” – the Company together with, Jeffs’ Brands Ltd., Fuel Doctor Holdings Inc., GERD IP Inc., Eventer Technologies Ltd. and Gix Internet Ltd.

“Subsidiaries” – entities under the control of the Company.

GERD IP Inc

As of December 31, 2023, and 2022, the Company held 90% of the issued and outstanding share capital of GERD IP Inc. (“GERD IP”).

For additional information, see note 4N.

Eventer Technologies Ltd

As of December 31, 2023, and 2022, the Company held approximately 46.21% of the issued and outstanding share capital of Eventer Technologies Ltd. (“Eventer”).

For additional information, see note 4D.

Gix Internet Ltd.

As of December 31, 2022, the Company held 42.25% of the issued and outstanding share capital of Gix Internet Ltd. (“Gix Internet”).

On December 11, 2023, the Company and Gix Internet signed an agreement pursuant to which the Company invested NIS 1.3 million (USD 350 thousand). Following this transaction, and as of December 31, 2023, the Company held 45.75% of the issued and outstanding share capital of Gix Internet.

For additional information, see note 4F.

Charging Robotics Ltd. and Fuel Doctor Holdings Inc.

As of December 31, 2022, the Company’s activity in the electric vehicle and wireless charging sector was conducted through its wholly owned subsidiary, Charging Robotics Ltd. (“Charging Robotics”).

On March 28, 2023 (the “Closing”), the Company signed a security exchange agreement with Fuel Doctor Holdings Inc. (“Fuel Doctor”). As part of the exchange agreement, Fuel Doctor acquired all of the issued and outstanding shares of Charging Robotics, on a fully diluted basis and as a result Charging Robotics became a wholly owned subsidiary of Fuel Doctor.

As of December 31, 2023, the Company held 67% of the issued and outstanding common stock of Fuel Doctor.

For additional information, see notes 4I and 4K.

Jeffs’ Brands Ltd.

As of December 31, 2023, the Company held 34.11% of the issued and outstanding share capital of Jeffs’ Brands Ltd. (“Jeffs’ Brands”).

For additional information, see note 4E.

On January 25, 2024, Jeffs’ Brands entered into a private placement transaction with certain institutional investors for aggregate gross proceeds of approximately USD 7,275 thousand. Following the private placement, the Company’s holdings in Jeffs’ Brands decreased to 13.37% of the issued and outstanding share capital of Jeffs’ Brands. For additional information, see note 21(1).

Interests in other entities

As of December 31, 2023, the Company also held 20.04% in Parazero Technologies Ltd. (“Parazero”) (see note 4L), 38.76% in Polyrizon Ltd. (“Polyrizon”) (see note 4H), 19.7% in Laminera Flow Optimization Ltd. (“Laminera”) (see note 4M), 36.08% in A.I. Conversation Systems Ltd. (“A.I. Conversation Systems”) (see note 4P), 19.99% in Metagramm Software Ltd. (“Metagramm”) (see note 4O) and 60% in Zig Miami 54 LLC (“Zig Miami 54”) (see note 4G).

B.

As of the approval date of these consolidated financial statements, the Company has cash and cash equivalents in the amount of USD 4.5 million. The Company anticipates such cash and cash equivalents will provide sufficient liquidity for more than a twelve-month period from the date of these consolidated financial statements.

However, since inception, the Company’s activities have been funded mainly by its shareholders. Furthermore, in the recent years the Company has suffered recurring losses from operations, negative cash flows from operating activities, and has an accumulated deficit as of December 31, 2023.

As such, the Company’s ability to continue operating may be dependent on several factors, mainly its ability to raise sufficient additional funding, which may not necessarily be available to the Company or provide the Company with sufficient funds to meet its objectives.

As of December 31, 2023, given the decline in revenues and operating cash flows during the second half of 2023, Gix Media Ltd. (“Gix Media”), a wholly-owned subsidiary of Gix Internet’s majority-owned subsidiary, Viewbix Inc., did not meet its bank debt covenants (see note 4F). As a result, its bank debt became immediately repayable. While the bank agreed to delay its right for immediate repayment of the loans, the decline in revenues and operating cash flows may reasonably result in Gix Media’s inability to repay its debt obligations in the foreseeable future without securing additional equity or debt financing or successfully renegotiating the terms of its bank debt. The Company has no contractual obligations to support Gix Media.

C.	Iron Swords War

On October 7, 2023, following the brutal attacks on Israel by Hamas, a terrorist organization located in the Gaza Strip that infiltrated Israel’s southern border and conducted a series of attacks on civilian and military targets, Israel’s security cabinet declared war (the “War”). Following the commencement of the War, hostilities also intensified between Israel and Hezbollah, a terrorist organization located in Lebanon. This may escalate in the future into a greater regional conflict. The War led to a reduction of business activities in Israel, evacuation of residences located in the northern and southern borders of Israel, a significant call up of military reserves and lower availability of work force.

The activities of the subsidiary Eventer, which operates in the Israeli market, were directly affected by the War due to the decrease in physical events in Israel which directly affected Eventer’s revenues in this field.

The activities of the subsidiaries Gix Internet and Jeffs’ Brands were not directly affected by the War, as their customers are predominantly from the U.S., Europe and U.K. markets that were not influenced by the War. However, there is no assurance that future developments of the War will not have any impact for reasons beyond the Group’s control such as expansion of the War to additional regions and the recruitment of senior employees.

The Group has business continuity procedures in place, and will continue to follow developments, assessing potential impact, if any, on the Group’s business, financials and operations.